Related Parties Transactions and Balances (Details) - Schedule of compensation to related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of compensation to related parties [Abstract]
Compensation to directors employed by the Company	$ 1,041	$ 1,122	$ 656
Compensation to other key management personnel	444	1,245	1,410
Compensation to directors who are not employed by the Company	$ 88	$ 80	$ 80